UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip code)
101 Federal Street
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-877-446-3863
Date of fiscal year end: October 31, 2011
Date of reporting period: January 31, 2011

Item 1. Schedule of Investments
Schedule of Investments

January 31, 2011	(Unaudited)

LSV Conservative Value		Value
Equity Fund	Shares	(000)

Common Stock (99.3%)
Aerospace & Defense (3.1%)
Boeing	13,000	$903
General Dynamics	20,200	1,523
L-3 Communications Holdings, Cl 3	14,100	1,103
Northrop Grumman	27,600	1,913
Raytheon	22,200	1,110

		6,552

Agricultural Operations (0.7%)
Archer-Daniels-Midland	45,500	1,487

Agricultural Products (0.8%)
Corn Products International	18,000	831
Fresh Del Monte Produce	34,000	899

		1,730

Aircraft (0.3%)
Lockheed Martin	8,000	637

Apparel Retail (0.3%)
Gap	35,900	692

Asset Management & Custody Banks (2.0%)
Ameriprise Financial	26,700	1,646
Bank of New York Mellon	46,700	1,458
State Street	21,200	991

		4,095

Automotive (1.1%)
Autoliv	16,400	1,260
Ford Motor*	68,600	1,094

		2,354

Banks (10.0%)
Bank of America	367,600	5,047
Comerica	17,400	665
JPMorgan Chase	140,600	6,318
Keycorp	32,200	287
PNC Financial Services Group	23,800	1,428
Regions Financial	109,300	776
SunTrust Banks	13,100	399
US Bancorp	31,700	856
Wells Fargo	143,000	4,636
Zions Bancorporation	28,000	660

		21,072

Biotechnology (1.4%)
Amgen*	8,700	479
Biogen Idec*	25,500	1,670
Gilead Sciences*	22,800	875

		3,024

Cable & Satellite (1.8%)
Comcast, Cl A	129,400	2,944

		Value
	Shares	(000)

Cable & Satellite (continued)
Time Warner Cable, Cl A	12,500	$848

		3,792

Chemicals (2.0%)
Ashland	15,000	871
Dow Chemical	30,400	1,078
Eastman Chemical	10,500	975
Lubrizol	11,100	1,193

		4,117

Commercial Printing (0.4%)
RR Donnelley & Sons	40,500	718

Computer & Electronics Retail (0.8%)
Best Buy	20,100	683
GameStop, Cl A*	25,200	531
RadioShack	30,800	467

		1,681

Computers & Services (2.6%)
Computer Sciences	15,100	805
Hewlett-Packard	20,600	941
Microsoft	90,000	2,495
Seagate Technology*	51,100	715
Western Digital*	17,300	589

		5,545

Construction & Engineering (0.4%)
KBR	28,800	924

Consumer Discretionary (2.2%)
Procter & Gamble	73,600	4,646

Consumer Electronics (0.4%)
Garmin	27,800	857

Diversified Metals & Mining (0.5%)
Freeport-McMoRan Copper & Gold	9,100	990

Diversified REIT’s (0.3%)
Liberty Property Trust	14,800	514

Drug Retail (1.6%)
CVS Caremark	63,200	2,161
Walgreen	30,600	1,238

		3,399

Electrical Services (6.4%)
Ameren	25,800	732
American Electric Power	45,200	1,613
DTE Energy	26,300	1,216
Edison International	32,000	1,161
Entergy	16,000	1,155
Exelon	38,800	1,649
General Electric	219,000	4,411
NiSource	22,700	423
Pinnacle West Capital	25,300	1,030

		13,390

Schedule of Investments

January 31, 2011	(Unaudited)

LSV Conservative Value		Value
Equity Fund	Shares	(000)

Financial Services (4.7%)
Capital One Financial	32,200	$1,551
Citigroup*	903,300	4,354
GFI Group	54,800	280
Goldman Sachs Group	12,600	2,061
Morgan Stanley	52,100	1,532

		9,778

Food, Beverage & Tobacco (1.5%)
Coca-Cola Enterprises	28,800	725
ConAgra Foods	23,600	527
Kraft Foods, Cl A	24,900	761
PepsiCo	11,600	746
Supervalu	33,400	243
Universal	2,400	91

		3,093

Gas/Natural Gas (0.5%)
Atmos Energy	30,700	1,001

Health Care Distributors (0.7%)
McKesson	18,400	1,383

Health Care Equipment (0.5%)
Medtronic	27,600	1,057

Household Products, Furniture & Fixtures (0.4%)
Whirlpool	9,900	846

Independent Power Producers & Energy Traders (0.6%)
Constellation Energy Group	27,300	881
GenOn Energy*	106,596	441

		1,322

Insurance (11.2%)
ACE	15,500	955
Aetna	34,600	1,140
Allstate	57,300	1,784
Aspen Insurance Holdings	18,800	565
Assurant	16,000	628
Berkshire Hathaway, Cl B*	36,700	3,000
Chubb	34,500	1,998
CIGNA	12,200	513
Hartford Financial Services Group	25,100	697
Lincoln National	8,800	254
MetLife	16,400	751
Prudential Financial	33,700	2,073
Torchmark	12,900	804
Travelers	34,200	1,924
UnitedHealth Group	73,800	3,029
Unum Group	47,800	1,192
WellPoint*	37,400	2,323

		23,630

		Value
	Shares	(000)

IT Consulting & Other Services (0.8%)
International Business Machines	7,300	$1,183
SAIC*	30,600	507

		1,690

Machinery (0.4%)
Timken	19,700	926

Metal & Glass Containers (0.6%)
Ball	10,500	747
Owens-Illinois*	20,600	608

		1,355

Mortgage REIT’s (0.3%)
Annaly Capital Management	39,300	701

Multimedia (1.6%)
News, Cl A	60,100	902
Time Warner	38,700	1,217
Walt Disney	33,000	1,283

		3,402

Office Electronics (0.7%)
Xerox	131,500	1,397

Office Equipment (0.5%)
Pitney Bowes	38,300	930

Office REIT’s (0.4%)
Duke Realty	64,500	884

Paper Packaging (1.0%)
Rock-Tenn, Cl A	13,900	928
Sealed Air	24,900	664
Sonoco Products	16,200	576

		2,168

Petroleum & Fuel Products (11.2%)
Apache	11,100	1,325
Chesapeake Energy	49,300	1,456
Chevron	73,700	6,996
Cimarex Energy	7,300	760
ConocoPhillips	50,000	3,573
Diamond Offshore Drilling	6,200	445
Exxon Mobil	29,200	2,356
Marathon Oil	53,000	2,422
Murphy Oil	19,200	1,273
Noble	19,500	746
Occidental Petroleum	7,600	735
Tesoro	31,300	602
Valero Energy	36,300	920

		23,609

Petroleum Refining (0.4%)
Devon Energy	8,400	745

Pharmaceuticals (8.8%)
Abbott Laboratories	16,700	754
Bristol-Myers Squibb	28,600	720
Eli Lilly	53,400	1,857

Schedule of Investments

January 31, 2011	(Unaudited)

LSV Conservative Value		Value
Equity Fund	Shares	(000)

Pharmaceuticals (continued)
Forest Laboratories*	24,100	$778
Johnson & Johnson	65,300	3,903
Merck	128,300	4,256
Pfizer	316,435	5,765
Watson Pharmaceuticals*	7,800	425

		18,458

Printing & Publishing (0.6%)
Gannett	41,500	612
Lexmark International, Cl A*	17,800	620

		1,232

Railroads (0.2%)
Union Pacific	4,300	407

Reinsurance (1.1%)
Everest Re Group	7,900	666
Montpelier Re Holdings	39,600	786
Reinsurance Group of America, Cl A	2,900	167
Validus Holdings	25,192	766

		2,385

Retail (2.2%)
Brinker International	31,600	743
Cracker Barrel Old Country Store	2,700	139
Kroger	33,400	715
PetSmart	12,800	515
Safeway	46,600	964
Wal-Mart Stores	25,100	1,407

		4,483

Semi-Conductors/Instruments (3.0%)
Intel	113,400	2,434
Micron Technology*	106,500	1,122
Texas Instruments	33,300	1,129
Tyco Electronics	42,700	1,547

		6,232

Specialized REIT’s (0.4%)
Hospitality Properties Trust	32,900	818

Steel & Steel Works (0.3%)
Alcoa	40,500	671

Telephones & Telecommunications (5.2%)
AT&T	227,400	6,258
Corning	81,200	1,803
Harris	19,500	908
Verizon Communications	52,000	1,852

		10,821

	Shares/Face	Value
	Amount (000)	(000)

Wireless Telecommunication Services (0.4%)
Telephone & Data Systems	24,000	$858

Total Common Stock (Cost $220,000)		208,498

Repurchase Agreement (0.7%)
Morgan Stanley 0.090%, dated 01/31/11, to be repurchased on 02/01/11, repurchase price $1,512,801 (collateralized by a U.S. Treasury Note, par value $1,537,687, 1.250%, 04/15/14, with total market value $1,543,055)	$1,513	1,513

Total Repurchase Agreement (Cost $1,513)		1,513

Total Investments — 100.0% (Cost $221,513) †		$210,011

Percentages are based on Net Assets of $209,918(000).

*	Non-income producing security.

†	At January 31, 2011, the tax basis cost of the Fund’s investments was $221,540(000), and the unrealized appreciation and depreciation were $27,249(000) and $(38,778)(000), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.
Cl — Class
REIT — Real Estate Investment Trust
The following is a summary of the inputs used as of January 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$208,498	$—	$—	$208,498
Repurchase Agreement	—	1,513	—	1,513

Total Investments in Securities	$208,498	$1,513	$—	$210,011

LSV-QH-002-0900

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund
By (Signature and Title)	/s/ Philip T. Masterson
Philip T. Masterson
President

Date: March 31, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Phillip T. Masterson
Philip T. Masterson
President

Date: March 31, 2011

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: March 31, 2011

Item 2. Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.